Commitments (Details) (Schedule of Future Minimum Purchase Amounts} - International distribution agreement with major supplier	Dec. 31, 2015 USD ($)
Years ending December 31,
2016	$ 1,000,000
2017	1,500,000
2018	2,500,000
Total minimum purchase amounts	$ 5,000,000